Net Earnings Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Schedule of Earnings Per Share Basic and Diluted

($ in thousands)	Three Months Ended March 31,
	2024	2023
Basic and diluted:
Net loss from continuing operations	$(4,253)	$(3,798)
Net loss attributable to non-controlling interest	17	-
Dividends declared on Series A Preferred Shares	(69)	-
Loss attributable to Fundamental Global common shareholders from continuing operations	(4,305)	(3,798)
Weighted average common shares outstanding	16,744	9,422
Loss per common share from continuing operations	$(0.26)	$(0.42)

Schedule of Potentially Dilutive Securities Excluded from Calculation

The following potentially dilutive securities outstanding as of March 31, 2024 and 2023 have been excluded from the computation of diluted weighted-average shares outstanding as their effect would be anti-dilutive.

	As of March 31,
	2024	2023
Options to purchase common stock	715,000	639,500
Restricted stock units	962,734	206,934

Strong Global Entertainment Inc [Member]
Schedule of Earnings Per Share Basic and Diluted

	Three Months Ended March 31,
	2024	2023
Weighted average shares outstanding:
Basic weighted average shares outstanding	7,877	6,000
Dilutive effect of stock options and certain non-vested restricted stock units	6	-
Diluted weighted average shares outstanding	7,883	6,000

	Year Ended December 31,
	2023	2022
Weighted average shares outstanding:
Basic weighted average shares outstanding	6,922	6,000
Dilutive effect of stock options and certain non-vested restricted stock units	56	-
Diluted weighted average shares outstanding	6,978	6,000